Fair Value of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commitments to invest in limited partnership interests	$ 29,600
Fixed income securities	4,434,362	$ 4,530,344
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities	46,189	38,772
Significant unobservable inputs (Level 3) | Fixed income securities - non-binding broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed income securities	$ 8,400	$ 33,400
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidation period of underlying assets of the investees	4 years
Contractual obligations maturity term	10 years
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liquidation period of underlying assets of the investees	9 years
Contractual obligations maturity term	12 years